Key developments - Acquisition of Orogen Royalties Inc (Details) $ in Millions, $ in Millions			3 Months Ended	6 Months Ended
	Jul. 09, 2025 CAD ($) shares	Jul. 01, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Apr. 23, 2025 CAD ($)	Apr. 23, 2025 USD ($)
Foreign Exchange Forward Contracts
Key developments
Average rate of hedging instrument					1.38%	1.38%
Fair value of derivatives			$ 1.8	$ 1.8
Gains (losses) on change in fair value of derivatives			$ 1.3	$ 1.3
Foreign Exchange Forward Contracts | Written put options
Key developments
Notional amount						$ 130.4
Foreign Exchange Forward Contracts | Purchased call options
Key developments
Notional amount					$ 180.0
Orogen | Major purchases of assets
Key developments
Cash consideration paid	$ 171.5
Number of Triple Flag shares issued | shares	5,633,629
Orogen | Orogen Spinco | Major ordinary share transactions
Key developments
Amount invested	$ 10.0
Number of shares acquired | shares	6,756,757
Percentage of ownership interest	11.00%
Proceeds from credit facility		$ 70.0
Orogen | Arthur gold project | Major purchases of assets
Key developments
NSR royalty on gold, percentage	1.00%